LONG TERM DEBT - Credit Facility (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 15, 2017	May 19, 2016	Dec. 29, 2018
Long Term Debt
Issuance of letter of credit			$ 20.0
Letters of credit outstanding			$ 20.0
Weighted average interest rate			3.19%
Revolving credit facility
Long Term Debt
Available borrowing capacity		$ 100.0
Additional deferred financing fees incurred	$ 2.0
Letters of credit
Long Term Debt
Annual fee percentage			4.00%
Outstanding balance			$ 0.0
Term loan A
Long Term Debt
Available borrowing capacity		445.0
Principal payments due quarterly		11.1
Interest rate on borrowings			6.35%
Term loan B
Long Term Debt
Available borrowing capacity		$ 105.0